Other current and non-current financial liabilities - Summary of Breakdown for Other Non-Current Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 178,766	€ 159,411
Other	27	7,976
Other non-current financial liabilities	178,793	167,387
Warrant liabilities	37,258	33,984
Other current financial liabilities	37,258	33,984
Total	216,051	201,371
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	155,551	135,726
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 23,215	€ 23,685